Note 1 - Basis of Presentation and General Information (Detail) (USD $)	1 Months Ended				1 Months Ended					12 Months Ended					12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Titan Owning Company Ltd. [Member]	Jan. 31, 2013 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member]	Dec. 31, 2011 Central Mare [Member]	Dec. 31, 2012 International Ship [Member]	Dec. 31, 2011 International Ship [Member]	Dec. 31, 2012 Charterers [Member]	Dec. 31, 2011 Charterers [Member]	Dec. 31, 2010 Charterers [Member]	Dec. 31, 2012 Sub-Managers [Member]	Dec. 31, 2011 Sub-Managers [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member]
Number of Charterers										3	5	3
Entity-Wide Revenue, Major Customer, Percentage															10.00%
Management Fees Per Vessel Per Day	$ 250				$ 250
Accounts Payable, Other, Current													0	447,000
Due to Related Parties, Current		$ 2,150,000	$ 1,563,000	$ 0.05		$ 2,150,000	$ 1,553,000	$ 0	$ 8,000